PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses. As of December 31, 2023, and 2022, the Group’s property and equipment, net were as follows:

	Vehicles	Furniture and Office Equipment	Computer Equipment	Leasehold Improvements	Total

Gross assets:
Balance as of January 1, 2022	$16,022	$354,437	$192,418	$375,878	$938,755
Additions	4,103	20,734	38,122	25,528	88,487
Retirements	—	(4,174)	(1,366)	(152,390)	(157,930)
Foreign currency translation effect	—	(10,030)	(3,286)	6,909	(6,407)
Balance as of December 31, 2022	$20,125	$360,967	$225,888	$255,925	$862,905
Additions	18,235	27,704	6,478	74,059	126,476
Retirements	(1,000)	(36,296)	(251)	(182,033)	(219,580)
Foreign currency translation effect	—	12,383	5,912	1,864	20,159
Balance as of December 31, 2023	$37,360	$364,758	$238,027	$149,815	$789,960
Accumulated depreciation:
Balance as of January 1, 2022	$6,370	$128,216	$87,206	$214,219	$436,011
Additions	2,458	50,955	31,454	39,420	124,287
Retirements	—	(2,217)	(524)	(123,475)	(126,216)
Foreign currency translation effect	—	(4,255)	(1,861)	7,220	1,104
Balance as of December 31, 2022	$8,828	$172,699	$116,275	$137,384	$435,186
Additions	3,689	49,188	34,866	19,486	107,229
Retirements	(100)	(20,856)	(11)	(95,904)	(116,871)
Foreign currency translation effect	—	6,205	3,152	622	9,979
Balance as of December 31, 2023	$12,417	$207,236	$154,282	$61,588	$435,523
Net book value as of December 31, 2022	$11,297	$188,268	$109,613	$118,541	$427,719
Net book value as of December 31, 2023	$24,943	$157,522	$83,745	$88,227	$354,437